Note 6 - Financial Instruments and Risk Management	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]

Note 6. Financial instruments and risk management

Financial risk management and risk management framework

In terms of financial risks, the Company has exposure to liquidity risk and market risk comprising foreign exchange risk. This note presents information about the Company’s exposure to each of the above risks together with the Company’s objectives, policies and processes for measuring and managing risks. The Company’s Board of Directors monitors each of these risks on a regular basis and implements policies as and when they are required. Details of the current risk management policies are provided below.

Liquidity risk

As of the date of the condensed consolidated interim financial statements the Company, and based on the Company’s current financial position, available funding, and projected cash flows, Management and the Board are confident that the Company will have sufficient funds available to finance operations into second half of 2027. Additionally, refer to Note 2 for further discussion of the Company’s liquidity.

Market risk

Market risk is the risk that the fair value or future cash flow of a financial instrument will fluctuate because of changes in market prices. The type of market risk that impacts the Company is currency risk. The Company does not currently have any loans or holdings that have a variable interest rate. Accordingly, the Company is not exposed to material interest rate risk.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The primary exposure derives from the Company’s operating expenses paid in foreign currencies, mainly USD. This exposure is known as transaction exposure. Any reasonable or likely movements in foreign exchange rates would not have a material impact on the Company’s operating results. The Company’s policy for managing foreign currency risks is to convert cash received from financing activities to currencies consistent with the Company’s expected cash outflows.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument, leading to a financial loss for the Company. The Company’s exposure to credit risk is limited to deposits with banks with high credit ratings. Accordingly, the Company does not have material credit risk and no provision for credit risk is recognized.

Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The Company raises capital from the issue of equity, grants, licensing or borrowings. On a regular basis, management receives financial and operational performance reports that enable management to assess the adequacy of resources on hand and the Company’s liquidity position to determine future financing needs. For further information on financing needs refer to Note 2.

Fair values

Financial instruments measured at fair value in the unaudited condensed consolidated financial statements of financial position are grouped into three levels of fair value hierarchy. This grouping is determined based on the lowest level of significant input used in fair value measurement, as follows:

1.	Level 1 – quoted prices in active markets for identical assets or liabilities.

2.	Level 2 – inputs other than quoted prices included within Level 1 that are observable for the instrument, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

3.	Level 3 – inputs for instruments that are not based on observable market data (unobservable inputs).

The following table summarizes the Company’s financial liabilities, and the category using the fair value hierarchy. Note, the Company did not have any financial assets measured at fair value, as of June 30, 2026, and December 31, 2025.

	June 30, 2026
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at fair value
2025 Investor Warrants	$—	$—	$146
Total financial liabilities measured at fair value through profit or loss by level	$—	$—	$146
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$4.687
Loan from lessor	—	—	624
Total financial liabilities measured at amortized cost by level	$—	$—	$5.311

	December 31, 2025
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at fair value
2025 Investor Warrants	$—	$—	$287
Total financial liabilities measured at fair value through profit or loss by level	$—	$—	$287

Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$4,800
Loan from lessor	—	—	737
Total financial liabilities measured at amortized cost by level	$—	$—	$5,537

As part of the January 2025 Public Offering, the Company issued warrants to all participating investors with an exercise price based on the traded price prevailing as of the issue date. As set out in IAS 32, the warrants were classified as derivative financial instruments due to the exercise price being denominated in a currency other than the Company’s functional currency, and therefore the fixed for fixed criteria was not met. As such, the warrants were deemed derivative liabilities at issuance, and the liability were measured and remeasured at their fair value. The fair value of the 2025 Investor Warrants was determined using a Black-Scholes valuation model, considering relevant inputs, including the expected share price volatility, remaining contractual term, risk-free interest rate and expected dividend.

As announced on May 27, 2025, the Company entered into an amendment to its 2025 Investor Warrants, with approximately 50% of the participating investors. The amendments convert the exercise price per ADS for the 2025 Investor Warrants from $2.71 to DKK 19.15 on average. As the converted awards are no longer settled in foreign currency, the converted warrants now meet the fixed for fixed criteria under IAS 32. This resulted in a change of classification of the awards from liability classification to equity classification. Due to the classification change, the converted portion of the derivative liability was reclassified to other reserves at the time of the amendment.

The following table sets forth the changes to the Company’s derivative liability related to the 2025 Investor Warrants:

Derivative Liability
(USD in thousands)
Carrying amount as of January 1, 2026	$287
Remeasurement of derivative liability	(141)
Carrying amount as of June 30, 2026	$146

EIB warrants

The Company received the proceeds from the drawing of the first tranche of the EIB Loan on February 17, 2022. In connection therewith, EIB received 351,036 EIB Warrants, at an exercise price of DKK 1 per warrant, which vested immediately, pursuant to the terms of a separate warrant agreement, the EIB Warrant Agreement. On October 3, 2024, the Company increased the number of shares issuable from the exercise of the EIB Warrants by 22,091 to 373,127 as an adjustment related to capital issuances that occurred during the year. The EIB Warrants are exercisable at any time after issuance either net in cash or through payment of the exercise price and receipt of shares. Therefore, the warrant liability is recognized in full upon issuance.

The Company issued warrants in connection with the EIB Loan Agreement. The EIB Warrants liability is measured in full upon issuance. The liability is measured initially at its fair value and is subsequently remeasured at the redemption amount. The liability is classified in Level 1 of the fair value hierarchy. The fair value of the warrants issued to EIB is currently lower than the exercise price and for that reason no liability is presented.

As the warrant liability is a non-cash financing cost the amount related to the initial recognition of the warrant liability is not included within the consolidated statements of cash flows.

There has been no change to the Company’s EIB Warrants Liability during the six months ended June 30, 2026.